INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Class of Stock [Line Items]
Schedule of income before expense from income tax	The geographical breakdown of the Company’s income before expense from income taxes was as follows (in thousands):

	Year Ended December 31,
	2022	2021
Domestic	$19,093	$1,790
International	5,683	102

Profits before benefit from income taxes	$24,777	$1,892

Schedule of income tax provision
Income tax expense attributable to income from continuing operations consists of (in thousands):

	Year Ended December 31,
	2022	2021
Current provisions for income taxes:
Federal	$702	$302
Foreign	1,444	489
State	472	53

Total current	2,618	844
Deferred tax expense (benefit):
Federal	574	(642)
Foreign	488	(149)
State	18	(262)

Total deferred expense (benefit)	1,080	(1,053)

Total provision for (benefit from) income taxes	$3,697	$(209)

Schedule of reconciliation company's effective tax rate
The following table presents a reconciliation of the federal statutory rate to the Company’s effective tax rate:

	Year Ended December 31,
	2022	2021
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	2.1%	(3.7)%
PPP loan forgiveness	0.0%	(95.2)%
Permanent differences	2.0%	1.7%
Foreign rate differential	0.5%	0.3%
Valuation allowance	(2.1)%	(3.5)%
Other	(9.0)%	68.4%

Effective tax rate	14.5%	(11.0)%

Schedule of company's deferred tax assets
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2022 and 2021 are presented below (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$3,378	$5,594
Allowance for doubtful accounts	323	287
Share-based compensation	941	952
Bonus accrual	599	175
Inventory	53	373
Intangible assets	1,152	1,316
Federal credits	—	27
Other	140	3

Gross deferred tax assets	6,587	8,727
Valuation allowance	—	(526)

Net deferred tax assets	6,587	8,201
Deferred tax liabilities
Depreciation on property, plant and equipment	(8,958)	(10,383)
Other	(814)	78

Net deferred tax liabilities	(9,771)	(10,305)

Net deferred tax assets (liabilities)	$(3,185)	$(2,104)